Stock-Based Compensation - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended					0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended	0 Months Ended
	Jan. 18, 2011	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2013 Related Party	Jan. 31, 2012 Related Party	Mar. 16, 2012 Unrelated Party	Mar. 19, 2012 Unrelated Party	Aug. 04, 2012 Employee and Outside Consultant	Jul. 27, 2012 Employee and Outside Consultant	May 04, 2012 Employee and Outside Consultant	Jul. 27, 2011 Employee and Outside Consultant	Jan. 31, 2013 Employee and Outside Consultant	Jan. 31, 2013 2007 Stock option Plan	Jul. 31, 2012 Restricted Stock	Mar. 16, 2012 Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock issued for consulting services	$ 12,500	$ 0	$ 10,555	$ 1,945			$ 50,000	$ 125,000								$ (50,000)
Common stock issued for consulting services (in shares)	500,000						1,000,000	1,250,000							(1,000,000)
Price of common stock issued for consulting services, per share	$ 0.025						$ 0.05	$ 0.10
Stock-based compensation plan, authorized shares														16,000,000
Stock-based compensation plan, available for future grant, shares														6,000,000
Options granted to purchase common stock, shares												11,000,000
Options term												10 years
Options exercise price												$ 0.09
Number of options vested										3,333,333		3,666,667	7,000,000
Non-vested option											666,667
Option vested, expired									333,333
Stock based compensation, related party attributable options					307,777	494,484
Outstanding options, intrinsic value		0
Stock based compensation expense		125,000	10,555					125,000							50,000
Unrecognized compensation cost		$ 149,995